Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the conclusions reached as of December 31, 2012 (in thousands):

	Balance as of December 31, 2012	Level 1	Level 2	Level 3
Liabilities:
Series A warrants(1)	$88	$—	$—	$88
Series C warrants(1)	3,147	—	—	3,147
	$3,235	$—	$—	$3,235

(1)
In order to determine the fair value of the redeemable convertible preferred stock warrants, the Company used a hybrid of the probability-weighted expected return method (“PWERM”) and the option pricing model (“OPM”), collectively referred to as the “Hybrid Method,” for the year ended December 31, 2012. The Hybrid Method is a PWERM model in which one of the valuation scenarios is modeled using an OPM.

Significant inputs for the OPM included an estimate of the fair value of the Series A and C redeemable convertible preferred stock, the remaining contractual life of the warrants, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of the Company’s stock volatility using the volatilities of guideline peer companies. Significant inputs for the PWERM included an estimate of the Company’s equity value, a weighted average cost of capital and an estimated probability and timing for each valuation scenario.

The following table summarizes the conclusions reached as of December 31, 2011 and 2012 (in thousands):

	Balance as of December 31, 2011	Level 1	Level 2	Level 3
Liabilities:
Series A warrants(1)	$113	$—	$—	$113
Series C warrants(1)	479	—	—	479
	$592	$—	$—	$592

	Balance as of December 31, 2012	Level 1	Level 2	Level 3
Liabilities:
Series A warrants(1)	$88	$—	$—	$88
Series C warrants(1)	3,147	—	—	3,147
	$3,235	$—	$—	$3,235
_______________________

(1)
In order to determine the fair value of the redeemable convertible preferred stock warrants, the Company used an option pricing model (“OPM”) for the year ended December 31, 2011 and a hybrid of the probability-weighted expected return method (“PWERM”) and the OPM, collectively referred to as the “Hybrid Method,” for the year ended December 31, 2012. The Hybrid Method is a PWERM model in which one of the valuation scenarios is modeled using an OPM.

Significant inputs for the OPM included an estimate of the fair value of the Series A and Series C redeemable convertible preferred stock, the remaining contractual life of the warrants, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of the Company’s stock volatility using the volatilities of guideline peer companies. Significant inputs for the PWERM included an estimate of the Company’s equity value, a weighted average cost of capital and an estimated probability and timing for each valuation scenario.

Changes in Company's Level 3 Instruments Measured at Fair Value on Recurring Basis
The following table presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis during the nine months ended September 30, 2012 and 2013 (in thousands):

	Nine Months Ended September 30,
	2012	2013	2012	2013
	Series A Warrants		Series C Warrants
Balance as of January 1	$113	$88	$479	$3,147
Change in fair value of warrant liability	45	78	23	974
Issuance of Series C warrant	—	—	2,045	—
Cashless exercise of warrants	(67)	(166)	—	(489)
Reclassification of warrant liability to equity	—	—	—	(3,632)
Balance as of September 30	$91	$—	$2,547	$—

The following table presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis during the years ended December 31 (in thousands):

	Series A Warrants			Series C Warrants
	2010	2011	2012	2010	2011	2012
Balance as of January 1	$54	$63	$113	$230	$268	$479
Issuance of Series C warrant	—	—	—	—	—	2,705
Cashless exercise of Series A warrant	—	—	(67)	—	—	—
Change in fair value of warrant liability	9	50	42	38	211	(37)
Balance as of December 31	$63	$113	$88	$268	$479	$3,147